Revenue - Direct Financing Leases (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2019 vessel	Nov. 30, 2013 vessel m³	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Sep. 30, 2018
Property Subject to or Available for Operating Lease [Line Items]
Contract with Customer, Liability, Revenue Recognized			$ 26,400,000	$ 29,500,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received			1,115,968,000	897,130,000
Residual Value of Leased Asset			284,277,000	291,098,000
Deferred Costs, Leasing, Net			296,000	329,000
Deferred Lease Income, after Accumulated Amortization			581,732,000	613,394,000
Direct Financing Lease, Net Investment in Lease			818,809,000	575,163,000
Net Investment in Lease, Current			(273,986,000)	(12,635,000)
Net Investment in Lease, Noncurrent			544,823,000	562,528,000
Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Next Twelve Months			324,700,000	63,900,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years			64,200,000	64,300,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years			64,200,000	64,200,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years			64,000,000	64,200,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years			64,300,000	64,000,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter			534,600,000	$ 576,500,000
Maximum | Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor (in years)		5 years
Minimum | Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor (in years)		4 years
Direct Finance Lease [Member] | Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	2	2
Carriers volume (in cubic meters) | m³		155,900
Additional time period for fixed rate time charters contract (in years)		1 year
Gain (Loss) on Contract Termination			14,300,000
Direct Finance Lease [Member] | Maximum | Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Deferred rent receivables, net			20,600
Direct Finance Lease [Member] | Minimum | Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Deferred rent receivables, net			$ 10,600
Bahrain LNG Joint Venture | LNG receiving and regasification terminal | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor (in years)			20 years
Bahrain LNG Joint Venture | Lease Agreements | Time charters | LNG receiving and regasification terminal | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor (in years)			21 years		21 years
Teekay Tangguh Joint Venture | Assets Leased to Others [Member] | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel			2
Teekay Tangguh Joint Venture | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage			70.00%